1775 I Street, N.W. Washington, DC 20006-2401 +1 202 261 3300 Main +1 202 261 3333 Fax www.dechert.com

May 3, 2012

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re:	ING Corporate Leaders Trust Fund (“Registrant”)
File Nos. 2-10694 and 811-0091

Ladies and Gentlemen:

Please be advised that in lieu of filing a copy of a form of the Prospectus for the Registrant pursuant to Rule 497(b) under the Securities Act of 1933, as amended (the “1933 Act”), we hereby certify the following pursuant to 497(j) under the 1933 Act:

(1)	that the form of the Prospectus that would have been filed pursuant to Rule 497(b) of the 1933 Act would not have differed from that contained in Post-Effective Amendment No. 54 to the Registrant’s registration statement on Form S-6 filed on April 27, 2012 (“Registration Statement”); and

(2)	that the text of the Registration Statement was filed electronically with the Securities and Exchange Commission.

Please contact Paul A. Caldarelli at (480) 477-2649 or the undersigned at (202) 261-3386 if you have any questions or comments.

Regards,

/s/ William J. Bielefeld

William J. Bielefeld

cc: Paul A. Caldarelli, Esq.

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